Pensions and Post-Employment Benefits - Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure - Pensions and Post-Employment Benefits - Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits [Abstract]
2024	$ 173
2025	149
2026	151
2027	148
2028 – 2033	$ 882